Warrants - Outstanding Warrants (FY) (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)		$ 6.43
Warrants outstanding (in shares)	1,148,123	1,148,123	2,739,791
Warrants issued with 2015 Notes
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)		$ 6.43
Warrants outstanding (in shares)		0	388,396
Warrants issued with 2016 Notes
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)		$ 6.43
Warrants outstanding (in shares)		0	538,933
Warrants issued with 2017 Notes
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)		$ 6.43
Warrants outstanding (in shares)		0	79,265
Warrants issued with 2018 Notes
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)		$ 6.43
Warrants outstanding (in shares)		0	498,567
Warrants issued with Conversion of Notes to Common Stock
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 8.03	$ 8.03
Warrants outstanding (in shares)	232,287	232,287	238,779
Warrants issued with Units in the Equity Offering
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 8.03	$ 8.03
Warrants outstanding (in shares)	875,034	875,034	907,860
Broker Warrants issued with Equity Offering
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 0.01	$ 0.01
Warrants outstanding (in shares)	1,297	1,297	48,485
Broker Warrants issued with 2019 Notes
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)		$ 0.01
Warrants outstanding (in shares)		0	0
Consultant Warrants
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 7.6	$ 7.6
Warrants outstanding (in shares)	39,505	39,505	39,506